Shareholder Report, Holdings (Details)	Dec. 31, 2024
C000025024 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[1]
C000025024 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%	[1]
C000025024 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%	[1]
C000025024 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[1]
C000025024 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[1]
C000025024 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%	[1]
C000025024 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%	[1]
C000025024 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.50%	[1]
C000025024 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[1]
C000025024 [Member] | Mutual Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[1]
C000025024 [Member] | Short Term Investments and Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[1]
C000025026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[2]
C000025026 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[2]
C000025026 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.70%	[2]
C000025026 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[2]
C000025026 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[2]
C000025026 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.10%	[2]
C000025026 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%	[2]
C000025026 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.40%	[2]
C000025026 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[2]
C000025026 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[2]
C000025026 [Member] | Short Term Investments and Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[2]
C000025028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[3]
C000025028 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%	[3]
C000025028 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%	[3]
C000025028 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[3]
C000025028 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%	[3]
C000025028 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%	[3]
C000025028 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%	[3]
C000025028 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.00%	[3]
C000025028 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%	[3]
C000025028 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[3]
C000025028 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[3]
C000025028 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[3]
C000025028 [Member] | Short Term Investments and Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[3]
C000025030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[4]
C000025030 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%	[4]
C000025030 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%	[4]
C000025030 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[4]
C000025030 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%	[4]
C000025030 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%	[4]
C000025030 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[4]
C000025030 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.30%	[4]
C000025030 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[4]
C000025030 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[4]
C000025030 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[4]
C000025030 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[4]
C000025030 [Member] | Short Term Investments and Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[4]
C000025030 [Member] | Total Equities [Member]
Holdings [Line Items]
Percent of Net Asset Value	73.50%	[4]
C000025030 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.60%	[4]
C000025030 [Member] | U S Government Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[4]
C000025032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[5]
C000025032 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%	[5]
C000025032 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%	[5]
C000025032 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%	[5]
C000025032 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%	[5]
C000025032 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.50%	[5]
C000025032 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.40%	[5]
C000025032 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[5]
C000025032 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[5]
C000025032 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[5]
C000025032 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[5]
C000025032 [Member] | Short Term Investments and Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)	[5]
C000025034 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[6]
C000025034 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%	[6]
C000025034 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%	[6]
C000025034 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[6]
C000025034 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[6]
C000025034 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%	[6]
C000025034 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%	[6]
C000025034 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.40%	[6]
C000025034 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[6]
C000025034 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[6]
C000025034 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[6]
C000025034 [Member] | Short Term Investments and Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[6]
C000025033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[7]
C000025033 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%	[7]
C000025033 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%	[7]
C000025033 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[7]
C000025033 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[7]
C000025033 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%	[7]
C000025033 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%	[7]
C000025033 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.40%	[7]
C000025033 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[7]
C000025033 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[7]
C000025033 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[7]
C000025033 [Member] | Short Term Investments and Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[7]

[1]	Based on net assets
[2]	Based on net assets
[3]	Based on net assets
[4]	Based on net assets
[5]	Based on net assets
[6]	Based on net assets
[7]	Based on net assets